CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash	$ 35,875	$ 32,979
Accounts receivable	1,243,216	61,593
Inventories	42,705	0
Prepaid expenses	0	0
Total current assets	1,321,796	94,572
Property and equipment	53,669	77,483
Intangible assets, net	69,175	5,547
Due from stockholder	477,422	0
Total Assets	1,922,064	177,602
Current Liabilities
Line of credit	117,546	108,151
Accounts payable	958,167	46,589
Accrued expenses	48,558	71,486
Current maturities of notes payable	0	0
Deferred tax liabilities	26,324	0
Income tax liabilities	14,529	13,060
Long-term debt – current position	28,343	6,183
Related party loan	0	93,671
Total current liabilities	1,193,467	339,140
Notes payable, less current maturities	672,476	76,402
Long term debt – net of current position	0	0
Total Liabilities	1,865,943	415,542
Stockholders' (Deficiency) Equity
Preferred stock: Authorized: $0.001 par value, 10,000,000 shares authorized Issued and outstanding: nil preferred shares	0	0
Common stock: Authorized: $0.001 par value, 290,000,000 shares authorized Issued and outstanding: 48,333,334 and 3,122,287, respectively	48,333	3,122
Additional paid-in capital	8,567,576	8,471,499
Accumulated deficit	(8,286,913)	(8,484,897)
Adjustments to equity to reflect retroactive application of reverse acquisition of accounting	(272,870)	(227,464)
Total stockholders’ (deficiency) equity	56,126	(237,740)
Total liabilities and stockholders’ (deficiency) equity	$ 1,922,064	$ 177,602